Financial instruments - market and other risks - Cash flow sensitivity analysis for variable rate instruments (Details) - Variable interest rate - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	$ (4,685)	$ (5,315)	$ (5,670)
Decrease in risk variable, impact on profit (loss)	4,685	5,315	5,670
Increase in risk variable, impact on equity	0	0	0
Decrease in risk variable, impact on equity	0	0	0
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	(4,685)	(5,315)	(5,670)
Decrease in risk variable, impact on profit (loss)	4,685	5,315	5,670
Increase in risk variable, impact on equity	0	0	0
Decrease in risk variable, impact on equity	0	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	0	0	0
Decrease in risk variable, impact on profit (loss)	0	0	0
Increase in risk variable, impact on equity	0	0	0
Decrease in risk variable, impact on equity	$ 0	$ 0	$ 0